The OFFIT Variable Insurance Fund, Inc.
                                 High Yield Fund

                        Supplement dated October 17, 2001
                     To the Prospectus dated April 30, 2001

1. On page 19, under "Management of the Fund; Investment Adviser" remove the second paragraph and replace it with the following paragraph:

      "J. William Charlton, Joseph L. Mirsky and Thomas Dizwil serve as the portfolio managers for the Fund. Mr. Charlton is a Managing Director of OFFITBANK and has been associated with OFFITBANK since 1990. Mr. Mirsky is a High Yield Trader at OFFITBANK and has been associated with OFFITBANK since 1990. Mr. Dizwil is a director of high yield research at OFFITBANK and has been associated with OFFITBANK since 1995."

This Supplement should accompany every prospectus of the Fund. If you would like any additional information, please call the Fund at (800) 618-9510.

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                     The OFFIT Variable Insurance Fund, Inc.
                           Emerging Markets Bond Fund

                        Supplement dated October 17, 2001
                     To the Prospectus dated April 30, 2001

1. On page 21, under "Management of the Fund; Investment Adviser" remove the second paragraph and replace it with the following paragraph:

      "Scott D. McKee and Richard C. Madigan serve as portfolio managers of the Emerging Markets Bond Fund. Mr. McKee has been associated with OFFITBANK since February 2000. From 1994 to 2000, Mr. McKee established and led JP Morgan's emerging markets corporate research team. Mr. Madigan co-heads OFFITBANK's emerging markets investment team and has been associated with OFFITBANK since 1998. From 1996 to 1998, Mr. Madigan was Vice President and Principal of the Emerging Markets Fixed Income Institutional Sales group at JP Morgan Securities, Inc. and from 1994 to 1996, Mr. Madigan was Vice President and Principal of the Cross Border Finance Group at Citicorp Securities, Inc."

This Supplement should accompany every prospectus of the Fund. If you would like any additional information, please call the Fund at (800) 618-9510.

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                     The OFFIT Variable Insurance Fund, Inc.
                           Latin American Equity Fund

                        Supplement dated October 17, 2001
                     To the Prospectus dated April 30, 2001

1. On page 19, under "Management of the Fund; Investment Adviser" remove the second paragraph and replace it with the following paragraph:

      "Gilman C. Gunn III, Dan Savyckyj, and Scott D. McKee serve as the portfolio managers for the Latin American Equity Fund. Mr. Gunn has been associated with OFFITBANK since 2001. Since 1991 Mr. Gunn has been the managing director and senior portfolio manager of the International Department at Evergreen Investment Management Company LLC., which is a subsidiary of the Wachovia Corporation, OFFITBANK's corporate parent. As head of the Evergreen International Department, Mr. Gunn is currently responsible for several mutual funds that are advised by Evergreen Investment Management Company LLC. Mr. Savyckyj has been associated with OFFITBANK since 2001. Since 2000 Mr. Savyckyj has served as a director and analyst for the Evergreen Emerging Markets Growth Fund and portfolio manager for the Evergreen Latin America Fund both of which are advised by Evergreen Investment Management Company LLC. From 1997-2000 Mr. Savyckyj was an analyst at Baring Asset Management for their Latin American funds and prior to 1997, Mr. Savyckyj was a graduate student at Georgetown University. Mr. McKee has been associated with OFFITBANK since February 2000. From 1994 to 2000, Mr. McKee established and led JP Morgan's emerging markets corporate research team."

This Supplement should accompany every prospectus of the Fund. If you would like any additional information, please call the Fund at (800) 618-9510.